SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Dole evaluated subsequent events through November 10, 2025, the date that Dole’s unaudited condensed consolidated financial statements were issued.
On November 7, 2025, the Board of Directors of Dole plc (the “Board”) declared a cash dividend for the third quarter of 2025 of $0.085 per share, payable on January 6, 2026 to shareholders of record on December 9, 2025. A cash dividend of $0.085 per share was paid on October 6, 2025 for the second quarter of 2025.